SHARE CAPITAL (Details Narrative)	Apr. 21, 2023 SGD ($) shares	Apr. 18, 2023 SGD ($)	Jan. 26, 2023 SGD ($) shares	Jan. 17, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jan. 17, 2024 SGD ($) shares	Jan. 03, 2024 SGD ($) shares	Dec. 31, 2023 SGD ($)	Apr. 30, 2023 shares	Apr. 18, 2023 $ / shares	Apr. 18, 2023 SGD ($) shares	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Reverse stock split				1-for-380.83
Shares issued | shares												2,412,369
Shares issued per share | $ / shares											$ 4.00
Gross proceeds		$ 12,938,017
Offering cost												$ 1,630,993
Warrants					$ 8,743	$ 11,945			$ 146,613
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares							2,812	7,860		120,618
Warrants							$ 19,776	$ 54,154
Convertible loan [member]
IfrsStatementLineItems [Line Items]
Debt instruments held			$ 250,000
Shares issued | shares	589,509		82,990
Increase (decrease) through conversion of convertible instruments, equity	$ 2,999,995		$ 499,996
Related party loan [member]
IfrsStatementLineItems [Line Items]
Debt instruments held	$ 1,500,000